NOTES PAYABLE AND FINANING ARRANGEMENTS (Details Narrative) - Semi Cab Inc [Member] - USD ($)	May 18, 2024	May 08, 2024	Mar. 22, 2024	May 18, 2023
Maturity date, description				12-month maturity date
Repayment, debt			$ 453,600
Initial amount, borrowed			315,000
Net proceeds			$ 300,000
Effective, interest rate			18.00%
Subsequent Event [Member]
Repayment, debt		$ 311,750
Initial amount, borrowed		215,000
Net proceeds		$ 204,250
Effective, interest rate		18.00%
Equal installments for 13 months [Member]
Repayment, debt				$ 91,667.67
Interest rate				17.97%
12 Installments [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Repayment, debt	$ 946,666.60
First Payment [Member] | Settlement Agreement [Member] | Subsequent Event [Member] | Due and paid on May 20, 2024 [Member]
Repayment, debt	25,000
Second Payment [Member] | Settlement Agreement [Member] | Subsequent Event [Member] | Due on June 3, 2024 [Member]
Repayment, debt	75,000
Ten Monthly Payments [Member] | Settlement Agreement [Member] | Subsequent Event [Member] | Due on July 1, 2024 [Member]
Repayment, debt	$ 84,666.66
Weekly Payments For Weeks [Member]
Repayment, debt			$ 16,200
Weekly Payments [Member] | Subsequent Event [Member]
Repayment, debt		$ 11,133